Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000,000
Previously Paid Amount	0
Total Fee Amount	84,205
Total Offset Amount	0
Net Fee	$ 84,205